PACIFIC GLOBAL ETFs
PACIFIC GLOBAL US EQUITY INCOME ETF
Portfolio of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS - 99.1%
Basic Materials - 3.3%
Air Products & Chemicals, Inc.	513	$102,400
Cabot Corp.	449	11,728
Celanese Corp.	346	25,393
CF Industries Holdings, Inc.	683	18,578
Chemours Co.	561	4,976
Domtar Corp.	215	4,653
Dow, Inc.	1,992	58,246
DuPont de Nemours, Inc.	1,699	57,936
Eastman Chemical Co.	1,125	52,402
Huntsman Corp.	674	9,726
International Flavors & Fragrances, Inc.	332	33,890
International Paper Co.	5,989	186,437
LyondellBasell Industries NV	1,093	54,246
Nucor Corp.	1,047	37,713
Olin Corp.	493	5,753
Reliance Steel & Aluminum Co.	151	13,226
Southern Copper Corp.	195	5,491
Steel Dynamics, Inc.	744	16,770
Valvoline, Inc.	423	5,537
Westlake Chemical Corp.	86	3,283
WR Grace & Co.	124	4,414
		712,798

Communications - 7.1%
AT&T, Inc.	8,567	249,728
CenturyLink, Inc.	3,199	30,263
Cisco Systems, Inc.	7,997	314,362
Comcast Corp.	7,798	268,095
Corning, Inc.	4,217	86,617
Interpublic Group of Cos., Inc.	9,033	146,244
John Wiley & Sons, Inc.	332	12,447
Juniper Networks, Inc.	2,422	46,357
Nexstar Media Group, Inc.	116	6,697
NortonLifeLock, Inc.	1,335	24,978
Omnicom Group, Inc.	756	41,504
Sinclair Broadcast Group, Inc.	147	2,364
Telephone & Data Systems, Inc.	404	6,771
Verizon Communications, Inc.	5,400	290,142
ViacomCBS, Inc.	823	11,530
		1,538,099

Consumer, Cyclical - 10.2%
Alaska Air Group, Inc.	605	17,224
American Airlines Group, Inc.	987	12,032
Best Buy Co, Inc.	625	35,625
BorgWarner, Inc.	461	11,235
Carnival Corp.	2,492	32,820
Carter's, Inc.	115	7,559
Cinemark Holdings, Inc.	669	6,817
Copa Holdings SA	83	3,759
Cummins, Inc.	588	79,568
Darden Restaurants, Inc.	454	24,725
Delta Air Lines, Inc.	6,402	182,649
Dick's Sporting Goods, Inc.	404	8,589
Dunkin' Brands Group, Inc.	188	9,983
Extended Stay America, Inc.	1,564	11,433
Fastenal Co.	1,627	50,844
Foot Locker, Inc.	988	21,785
Ford Motor Co.	16,093	77,729
Gap, Inc.	1,055	7,427
General Motors Co.	3,125	64,937
Genuine Parts Co.	556	37,435
Goodyear Tire & Rubber Co.	2,712	15,784
Hanesbrands, Inc.	2,217	17,448
Harley-Davidson, Inc.	9,347	176,939
Hasbro, Inc.	431	30,838
Home Depot, Inc.	1,380	257,660
International Game Technology Plc	304	1,809
KAR Auction Services, Inc.	396	4,752
Kohl's Corp.	813	11,862
L Brands, Inc.	488	5,641
Las Vegas Sands Corp.	960	40,771
Lear Corp.	548	44,525
Leggett & Platt, Inc.	416	11,099
Macy's, Inc.	1,584	7,777
McDonald's Corp.	1,564	258,607
MGM Resorts International	1,339	15,800
MSC Industrial Direct Co., Inc.	382	20,999
Newell Brands, Inc.	5,124	68,047
Nordstrom, Inc.	629	9,649
Nu Skin Enterprises, Inc.	211	4,610
Penske Automotive Group, Inc.	125	3,500
Polaris, Inc.	182	8,763
Ralph Lauren Corp.	235	15,705
Royal Caribbean Cruises Ltd.	610	19,624
Six Flags Entertainment Corp.	1,541	19,324
Tapestry, Inc.	1,075	13,921
Target Corp.	1,163	108,124
Thor Industries, Inc.	252	10,629
Vail Resorts, Inc.	291	42,984
VF Corp.	932	50,403
Walgreens Boots Alliance, Inc.	2,598	118,858
Watsco, Inc.	112	17,699
Whirlpool Corp.	201	17,246

Williams-Sonoma, Inc.	274	11,650
Wyndham Destinations, Inc.	351	7,617
Wyndham Hotels & Resorts, Inc.	286	9,012
Wynn Resorts Ltd.	277	16,673
		2,200,524

Consumer, Non-cyclical - 23.0%
AbbVie, Inc.	3,203	244,037
ADT, Inc.	249	1,076
Altria Group, Inc.	6,551	253,327
Amgen, Inc.	1,353	274,294
Archer-Daniels-Midland Co.	1,740	61,213
Automatic Data Processing, Inc.	1,146	156,635
Bristol-Myers Squibb Co.	5,234	291,743
Bunge Ltd.	5,999	246,139
Campbell Soup Co.	346	15,971
Cardinal Health, Inc.	897	43,002
Clorox Co.	234	40,541
Coca-Cola Co.	5,707	252,535
Colgate-Palmolive Co.	1,973	130,928
Conagra Brands, Inc.	1,012	29,692
Coty, Inc.	1,700	8,772
CVS Health Corp.	3,375	200,239
Flowers Foods, Inc.	453	9,296
General Mills, Inc.	1,338	70,606
Gilead Sciences, Inc.	2,699	201,777
H&R Block, Inc.	667	9,391
Ingredion, Inc.	502	37,901
JM Smucker Co.	431	47,841
Johnson & Johnson	2,210	289,797
Kellogg Co.	905	54,291
Keurig Dr Pepper, Inc.	431	10,460
Kimberly-Clark Corp.	771	98,588
Kraft Heinz Co.	2,779	68,752
Macquarie Infrastructure Corp.	256	6,464
ManpowerGroup, Inc.	224	11,870
Medtronic Plc	2,929	264,137
Merck & Co, Inc.	3,733	287,217
Molson Coors Brewing Co.	525	20,480
PepsiCo, Inc.	2,278	273,588
Pfizer, Inc.	9,229	301,235
Philip Morris International, Inc.	3,363	245,364
Procter & Gamble Co.	2,638	290,180
Robert Half International, Inc.	422	15,931
Sabre Corp.	1,001	5,936
Spectrum Brands Holdings, Inc.	98	3,564
Sysco Corp.	1,223	55,806
Tyson Foods, Inc.	723	41,840
		4,972,456

Energy - 6.6%
Apache Corp.	1,451	6,065
Baker Hughes a GE Co.	2,073	21,767
Cabot Oil & Gas Corp.	1,428	24,547
Chevron Corp.	3,582	259,552
Cimarex Energy Co.	229	3,854
ConocoPhillips	3,446	106,137
Devon Energy Corp.	908	6,274
Diamondback Energy, Inc.	422	11,056
EOG Resources, Inc.	1,349	48,456
Exxon Mobil Corp.	7,004	265,942
Halliburton Co.	2,784	19,070
Helmerich & Payne, Inc.	408	6,385
Hess Corp.	592	19,714
HollyFrontier Corp.	485	11,887
Kinder Morgan, Inc.	6,757	94,058
Marathon Oil Corp.	1,692	5,567
Marathon Petroleum Corp.	3,057	72,206
Noble Energy, Inc.	1,836	11,089
Occidental Petroleum Corp.	5,160	59,753
ONEOK, Inc.	1,503	32,780
PBF Energy, Inc.	408	2,889
Phillips 66	1,709	91,688
Pioneer Natural Resources Co.	406	28,481
Schlumberger Ltd.	7,831	105,640
Valero Energy Corp.	1,371	62,189
Williams Cos., Inc.	3,930	55,610
		1,432,656

Financials - 25.0%
Aflac, Inc.	2,360	80,806
AGNC Investment Corp.	1,501	15,881
Alexandria Real Estate Equities, Inc.	182	24,945
Alliance Data Systems Corp.	150	5,048
Ally Financial, Inc.	1,417	20,447
American Campus Communities, Inc.	289	8,020
American International Group, Inc.	3,053	74,035
Americold Realty Trust	315	10,723
Ameriprise Financial, Inc.	537	55,032
Apartment Investment & Management Co.	286	10,053
Apple Hospitality REIT, Inc.	429	3,934
Associated Banc-Corp	1,717	21,960
AvalonBay Communities, Inc.	251	36,940
Axis Capital Holdings Ltd.	337	13,025
Bank of America Corp.	12,952	274,971
Bank of Hawaii Corp.	129	7,126
Bank of New York Mellon Corp.	7,411	249,603
BANK OZK	438	7,315
BankUnited, Inc.	359	6,713
BGC Partners, Inc.	629	1,585
BlackRock, Inc.	427	187,867
BOK Financial Corp.	91	3,873

Boston Properties, Inc.	258	23,795
Brandywine Realty Trust	345	3,629
Brixmor Property Group, Inc.	516	4,902
Brookfield Property REIT, Inc.	80	679
Camden Property Trust	166	13,154
Cincinnati Financial Corp.	349	26,332
CIT Group, Inc.	798	13,774
Citigroup, Inc.	5,279	222,351
Citizens Financial Group, Inc.	1,746	32,842
CNA Financial Corp.	66	2,049
Colony Capital, Inc.	839	1,468
Columbia Property Trust, Inc.	222	2,775
Comerica, Inc.	2,795	82,005
CoreSite Realty Corp.	68	7,881
Corporate Office Properties Trust	210	4,647
Cousins Properties, Inc.	245	7,171
Crown Castle International Corp.	711	102,668
CubeSmart	361	9,671
Cullen/Frost Bankers, Inc.	218	12,162
CyrusOne, Inc.	216	13,338
Digital Realty Trust, Inc.	307	42,645
Discover Financial Services	1,347	48,048
Douglas Emmett, Inc.	347	10,587
Duke Realty Corp.	635	20,561
East West Bancorp, Inc.	519	13,359
Eaton Vance Corp.	340	10,965
Empire State Realty Trust, Inc.	247	2,213
EPR Properties	161	3,899
Equitable Holdings, Inc.	1,375	19,869
Equity Residential	599	36,964
Erie Indemnity Co.	52	7,709
Essex Property Trust, Inc.	126	27,750
Evercore, Inc.	137	6,310
Everest Re Group Ltd.	114	21,936
Extra Space Storage, Inc.	217	20,780
Federal Realty Investment Trust	161	12,012
Fidelity National Financial, Inc.	768	19,108
Fifth Third Bancorp	2,291	34,021
First American Financial Corp.	231	9,797
First Hawaiian, Inc.	397	6,562
First Horizon National Corp.	1,477	11,905
FNB Corp.	843	6,213
Franklin Resources, Inc.	1,558	26,003
Gaming and Leisure Properties, Inc.	357	9,892
Goldman Sachs Group Inc/The	1,034	159,846
Hartford Financial Services Group, Inc.	826	29,108
Healthcare Trust of America, Inc.	310	7,527
Healthpeak Properties, Inc.	860	20,511
Highwoods Properties, Inc.	206	7,297
Host Hotels & Resorts, Inc.	1,308	14,440
Hudson Pacific Properties, Inc.	258	6,543

Huntington Bancshares, Inc.	3,259	26,756
Invesco Ltd.	4,021	36,511
Iron Mountain, Inc.	585	13,923
Janus Henderson Group Plc	524	8,028
JBG SMITH Properties	207	6,589
Jefferies Financial Group, Inc.	809	11,059
JPMorgan Chase & Co.	3,060	275,492
KeyCorp	3,754	38,929
Kilroy Realty Corp.	176	11,211
Kimco Realty Corp.	808	7,813
Lamar Advertising Co.	144	7,384
Lazard Ltd.	311	7,327
Life Storage, Inc.	70	6,619
Lincoln National Corp.	2,470	65,010
M&T Bank Corp.	469	48,509
Medical Properties Trust, Inc.	938	16,218
Mercury General Corp.	118	4,805
MetLife, Inc.	2,441	74,621
MFA Financial, Inc.	1,211	1,877
Mid-America Apartment Communities, Inc.	163	16,794
Morgan Stanley	4,403	149,702
National Retail Properties, Inc.	337	10,848
Navient Corp.	712	5,397
New York Community Bancorp, Inc.	1,018	9,559
Northern Trust Corp.	719	54,256
Old Republic International Corp.	1,126	17,172
Omega Healthcare Investors, Inc.	482	12,792
OneMain Holdings, Inc.	143	2,734
Outfront Media, Inc.	292	3,936
PacWest Bancorp	1,610	28,851
Paramount Group, Inc.	264	2,323
Park Hotels & Resorts, Inc.	424	3,354
People's United Financial, Inc.	1,701	18,796
PNC Financial Services Group, Inc.	1,707	163,394
Popular, Inc.	647	22,645
Principal Financial Group, Inc.	2,349	73,618
Prologis, Inc.	1,338	107,535
Prosperity Bancshares, Inc.	304	14,668
Prudential Financial, Inc.	4,043	210,802
Public Storage	242	48,064
Rayonier, Inc.	254	5,982
Realty Income Corp.	536	26,725
Regency Centers Corp.	340	13,066
Regions Financial Corp.	3,820	34,265
Reinsurance Group of America, Inc.	142	11,948
Retail Properties of America, Inc.	434	2,244
Santander Consumer USA Holdings, Inc.	530	7,372
Service Properties Trust	355	1,917
Simon Property Group, Inc.	664	36,427
SITE Centers Corp.	310	1,615
SL Green Realty Corp.	155	6,681

Spirit Realty Capital, Inc.	171	4,472
Starwood Property Trust, Inc.	786	8,057
State Street Corp.	1,308	69,677
STORE Capital Corp.	440	7,973
Synchrony Financial	2,367	38,085
Synovus Financial Corp.	492	8,640
T Rowe Price Group, Inc.	692	67,574
TCF Financial Corp.	447	10,129
Travelers Cos., Inc.	1,379	137,004
Truist Financial Corp.	5,287	163,051
Two Harbors Investment Corp.	688	2,621
UDR, Inc.	497	18,160
Umpqua Holdings Corp.	561	6,115
Unum Group	3,881	58,254
US Bancorp	4,894	168,598
Ventas, Inc.	801	21,467
VEREIT, Inc.	1,900	9,291
VICI Properties, Inc.	794	13,212
Virtu Financial, Inc.	102	2,124
Vornado Realty Trust	361	13,072
Webster Financial Corp.	299	6,847
Weingarten Realty Investors	237	3,420
Wells Fargo & Co.	9,076	260,481
Welltower, Inc.	874	40,012
Western Alliance Bancorp	216	6,612
Western Union Co.	1,400	25,382
Weyerhaeuser Co.	1,277	21,645
Wintrust Financial Corp.	143	4,699
WP Carey, Inc.	282	16,379
Zions Bancorp NA	710	19,000
		5,407,791

Industrial - 12.7%
3M Co.	1,835	250,496
Avnet, Inc.	235	5,898
Boeing Co.	1,065	158,834
Caterpillar, Inc.	1,664	193,091
CH Robinson Worldwide, Inc.	504	33,365
Crane Co.	107	5,262
Eaton Corp Plc	1,020	79,244
Emerson Electric Co.	1,975	94,109
Energizer Holdings, Inc.	135	4,084
Flowserve Corp.	282	6,737
Fluor Corp.	422	2,916
Garmin Ltd.	297	22,263
General Dynamics Corp.	778	102,937
GrafTech International Ltd.	217	1,762
Honeywell International, Inc.	1,624	217,275
Hubbell, Inc.	167	19,162
Illinois Tool Works, Inc.	1,071	152,210
Johnson Controls International Plc	2,474	66,699

Lincoln Electric Holdings, Inc.	243	16,767
Lockheed Martin Corp.	579	196,252
MDU Resources Group, Inc.	228	4,902
National Instruments Corp.	378	12,504
Norfolk Southern Corp.	675	98,550
nVent Electric Plc	498	8,401
O-I Glass, Inc.	446	3,171
Packaging Corp of America	243	21,100
Rockwell Automation, Inc.	355	53,573
Ryder System, Inc.	854	22,580
Snap-on, Inc.	424	46,140
Sonoco Products Co.	348	16,130
Timken Co.	164	5,304
Trinity Industries, Inc.	846	13,595
Union Pacific Corp.	1,907	268,963
United Parcel Service, Inc.	3,061	285,959
United Technologies Corp.	1,877	177,057
Westrock Co.	2,894	81,784
		2,749,076

Technology - 8.0%
Analog Devices, Inc.	857	76,830
Broadcom, Inc.	1,099	260,573
DXC Technology Co.	764	9,970
Hewlett Packard Enterprise Co.	4,616	44,821
HP, Inc.	5,044	87,564
Intel Corp.	5,714	309,242
International Business Machines Corp.	2,282	253,142
KLA Corp.	357	51,315
Maxim Integrated Products, Inc.	1,366	66,401
NetApp, Inc.	885	36,896
Paychex, Inc.	783	49,266
QUALCOMM, Inc.	2,832	191,585
Texas Instruments, Inc.	2,495	249,325
Western Digital Corp.	856	35,627
Xerox Holdings Corp.	591	11,194
		1,733,751

Utilities - 3.3%
AES Corp.	788	10,717
Alliant Energy Corp.	248	11,976
Ameren Corp.	212	15,440
American Electric Power Co., Inc.	520	41,590
Avangrid, Inc.	63	2,758
CenterPoint Energy, Inc.	746	11,526
CMS Energy Corp.	280	16,450
Consolidated Edison, Inc.	354	27,612
Dominion Energy, Inc.	1,043	75,294
DTE Energy Co.	253	24,027
Duke Energy Corp.	767	62,035
Edison International	492	26,957

Entergy Corp.	189	17,760
Evergy, Inc.	270	14,864
Eversource Energy	288	22,524
Exelon Corp.	1,124	41,374
FirstEnergy Corp.	550	22,039
Hawaiian Electric Industries, Inc.	112	4,822
IDACORP, Inc.	60	5,267
National Fuel Gas Co.	101	3,766
NRG Energy, Inc.	301	8,205
OGE Energy Corp.	290	8,912
Pinnacle West Capital Corp.	114	8,640
PPL Corp.	938	23,150
Public Service Enterprise Group, Inc.	629	28,248
Sempra Energy	381	43,049
Southern Co.	1,188	64,318
UGI Corp.	258	6,881
Vistra Energy Corp.	480	7,661
WEC Energy Group, Inc.	291	25,646
Xcel Energy, Inc.	477	28,763
		712,271

Total Common Stocks
(Cost $28,358,303)		21,459,422

SHORT TERM INVESTMENTS - 0.7%
First American Treasury Obligations Fund - Class X, 0.33% (a)	152,543	152,543
Total Short Term Investments
(Cost $152,543)		152,543

TOTAL INVESTMENTS - 99.8%
(Cost $28,510,846)		21,611,965
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		51,082
TOTAL NET ASSETS - 100.0%		$21,663,047

(a) Seven-day yield as of March 31, 2020

Glossary:
Ltd. - Private Limited Company
Plc. Public Limited Company

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL US EQUITY INCOME ETF
Portfolio Allocations
March 31, 2020 (Unaudited)

Asset Type Allocation
Common Stocks	99.1%
Short Term Investments	0.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

Sector Allocation
Financials	25.0%
Consumer, Non-cyclical	22.9%
Industrial	12.7%
Consumer, Cyclical	10.2%
Technology	8.0%
Communications	7.1%
Energy	6.6%
Basic Materials	3.3%
Utilities	3.3%
Short Term Investments	0.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

Pacific Global US Equity Income ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,459,422	$-	$-	$21,459,422
Short Term Investments	152,543	-	-	152,543
Total	$21,611,965	$-	$-	$21,611,965